Leases (Details)	6 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2026 HKD ($)	Jun. 30, 2025 HKD ($)
Leases [Abstract]
Operating lease expenses	$ 231,034	$ 1,811,765	$ 2,653,070